14. INCOME TAX	12 Months Ended
Dec. 31, 2017
Notes
14. INCOME TAX

14. INCOME TAX

A reconciliation of income taxes at statutory rates is as follows:

	2017	2016	2015

Net loss	$ (1,906,297)	$ (1,872,121)	$ (1,548,930)

Expected income tax recovery	$ (495,637)	$ (486,751)	$ (402,722)
Effect of foreign tax rate	110,748	39,191	348,770
Non-deductible items	76,169	71,150	50,201
Deductible items	(14,580)	(19,631)	(15,635)
Unrecognized benefit of non-capital losses	323,301	396,041	19,386

	$ -	$ -	$ -

The significant components of the Company’s deferred income tax assets are as follows:

	2017	2016

Deferred income tax assets
Non-capital loss carryforwards	$ 1,484,054	$ 1,124,301
Share issue costs	32,606	30,815
	1,516,660	1,155,116
Valuation allowance	(1,516,660)	(1,155,116)

Net deferred income tax assets	$ -	$ -

The Company has available for deduction against future taxable income non-capital losses of approximately $5,496,500 in Canada (2016 - $4,324,500). These losses, if not utilized, will expire through to 2037.  Tax benefits which may arise as a result of these non-capital losses have not been recognized in these consolidated financial statements and have been offset by a valuation allowance.  The following table shows the non-capital losses in Canada:

Year of Origin	Year of Expiry	Non-capital losses/(Income)

2008	2028	$ 10,500
2009	2029	45,000
2010	2030	38,500
2010	2030	325,000
2011	2031	51,500
2012	2032	798,000
2013	2033	606,000
2014	2034	921,000
2015	2035	837,000
2016	2036	1,007,000
2017	2037	857,000
		$ 5,496,500